Net Loss per Share - Narrative (Details) - shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	2,300,000	3,400,000